Interest and Finance Costs	12 Months Ended
Dec. 31, 2020
Interest and Finance Costs [Abstract]
Interest and Finance Costs
14.	Interest and Finance Costs:

The amounts in the consolidated balance sheets are analyzed as follows:

	Year ended September 30, 2018	Three months ended December 31, 2018	Year ended December 31, 2019	Year ended December 31, 2020
Interest on long-term debt	$-	$-	$47,585	$668,152
Interest on long-term debt – related party (Note 3 (c))	-	-	162,500	305,000
Interest on convertible debt – non cash (Note 6)	-	-	-	57,773
Amortization and write-off of deferred finance charges	-	-	6,628	599,087
Amortization and write-off of convertible notes beneficial conversion features	-	-	-	532,437
Other finance charges	3,393	519	5,450	27,128
Total	$3,393	$519	$222,163	$2,189,577